CONDENSED CONSOLIDATED STATEMENTS OF STOCKHOLDERS' EQUITY (DEFICIT) - USD ($)	Convertible Series A Preferred Stock [Member]	Convertible Series B-1A Preferred Stock [Member]	Convertible Series B-1 Preferred Stock [Member]	Convertible Series B-2 Preferred Stock [Member]	Common Stock	Additional Paid-in-Capital	Accumulated Deficit	Total
Beginning balance at Dec. 31, 2018			$ 1,050
Beginning balance, shares at Dec. 31, 2018			1,050,695
Net (loss) income								$ (6,729,161)
Ending balance at Dec. 31, 2019			$ 1,050		$ 41,249	$ 33,518,162	$ (38,402,816)	(4,843,405)
Ending balance, shares at Dec. 31, 2019			1,050,695		41,249,200
Retroactive application of reverse recapitalization	$ (1,000)	$ (317)	$ (1,050)		$ 30,563	(20,651)		7,545
Retroactive application of reverse recapitalization (in shares)	(1,000,000)	(316,848)	(1,050,695)		30,563,009
Balance (as previously reported) at Dec. 31, 2019	$ 1,000	$ 317	$ 1,050	$ 0	$ 10,686	33,538,813	(38,402,816)	(4,850,950)
Balance (as previously reported) (in shares) at Dec. 31, 2019	1,000,000	316,848	1,050,695	0	10,686,191
Common stock issued					$ 51	176,974		177,025
Common stock issued, shares					50,844
Series B-2 convertible preferred stock issued					$ 13	50,000		50,013
Series B-2 convertible preferred stock issued (in shares)					13,168
Stock-based compensation						88,803		88,803
Net (loss) income							(1,590,056)	(1,590,056)
Ending balance at Mar. 31, 2020					$ 41,313	33,833,939	(39,992,872)	(6,117,620)
Ending balance, shares at Mar. 31, 2020					41,313,212
Beginning balance at Dec. 31, 2019			$ 1,050		$ 41,249	33,518,162	(38,402,816)	(4,843,405)
Beginning balance, shares at Dec. 31, 2019			1,050,695		41,249,200
Balance (as previously reported) at Dec. 31, 2019	$ 1,000	$ 317	$ 1,050	$ 0	$ 10,686	33,538,813	(38,402,816)	(4,850,950)
Balance (as previously reported) (in shares) at Dec. 31, 2019	1,000,000	316,848	1,050,695	0	10,686,191
Net (loss) income								(1,487,769)
Ending balance at Jun. 30, 2020					$ 41,313	33,927,405	(39,890,585)	(5,921,867)
Ending balance, shares at Jun. 30, 2020					41,313,212
Beginning balance at Dec. 31, 2019			$ 1,050		$ 41,249	33,518,162	(38,402,816)	(4,843,405)
Beginning balance, shares at Dec. 31, 2019			1,050,695		41,249,200
Balance (as previously reported) at Dec. 31, 2019	$ 1,000	$ 317	$ 1,050	$ 0	$ 10,686	33,538,813	(38,402,816)	(4,850,950)
Balance (as previously reported) (in shares) at Dec. 31, 2019	1,000,000	316,848	1,050,695	0	10,686,191
Net (loss) income								(51,776,904)
Ending balance at Dec. 31, 2020			$ 1,050	$ 4	$ 42,974	46,365,863	(90,179,720)	(43,770,883)
Ending balance, shares at Dec. 31, 2020			1,050,695	4,167	42,973,462
Beginning balance at Mar. 31, 2020					$ 41,313	33,833,939	(39,992,872)	(6,117,620)
Beginning balance, shares at Mar. 31, 2020					41,313,212
Stock-based compensation						93,466		93,466
Net (loss) income							102,287	102,287
Ending balance at Jun. 30, 2020					$ 41,313	33,927,405	(39,890,585)	(5,921,867)
Ending balance, shares at Jun. 30, 2020					41,313,212
Retroactive application of reverse recapitalization	$ (1,000)	$ (317)	$ (1,050)	$ (4)	$ 31,746	(21,786)		7,589
Retroactive application of reverse recapitalization (in shares)	(1,000,000)	(316,848)	(1,050,695)	(4,167)	31,745,786
Beginning balance at Dec. 31, 2020			$ 1,050	$ 4	$ 42,974	46,365,863	(90,179,720)	(43,770,883)
Beginning balance, shares at Dec. 31, 2020			1,050,695	4,167	42,973,462
Balance (as previously reported) at Dec. 31, 2020	$ 1,000	$ 317	$ 1,050	$ 4	$ 11,228	46,387,649	(90,179,720)	(43,778,472)
Balance (as previously reported) (in shares) at Dec. 31, 2020	1,000,000	316,848	1,050,695	4,167	11,227,676
Common stock issued					$ 333	6,926,753		6,927,086
Common stock issued, shares					333,121
Proceeds from issuance of common stock for exercise of warrant					$ 1,496	7,498,522		7,500,018
Proceeds from issuance of common stock for exercise of warrant (in shares)					1,496,216
Reclassification of settlement liability upon issuance of warrant						60,851,779		60,851,779
Stock-based compensation						371,698		371,698
Net (loss) income							(25,488,874)	(25,488,874)
Ending balance at Mar. 31, 2021					$ 44,803	122,014,615	(115,668,594)	6,390,824
Ending balance, shares at Mar. 31, 2021					44,802,799
Beginning balance at Dec. 31, 2020			$ 1,050	$ 4	$ 42,974	46,365,863	(90,179,720)	(43,770,883)
Beginning balance, shares at Dec. 31, 2020			1,050,695	4,167	42,973,462
Balance (as previously reported) at Dec. 31, 2020	$ 1,000	$ 317	$ 1,050	$ 4	$ 11,228	46,387,649	(90,179,720)	(43,778,472)
Balance (as previously reported) (in shares) at Dec. 31, 2020	1,000,000	316,848	1,050,695	4,167	11,227,676
Net (loss) income								(41,496,847)
Ending balance at Jun. 30, 2021					$ 48,604	114,190,620	(131,676,567)	(17,437,343)
Ending balance, shares at Jun. 30, 2021					48,603,585
Beginning balance at Mar. 31, 2021					$ 44,803	122,014,615	(115,668,594)	6,390,824
Beginning balance, shares at Mar. 31, 2021					44,802,799
Common stock issued					$ 71	1,562,201		1,562,272
Common stock issued, shares					71,056
Effect of Merger and recapitalization, net of redemptions and issuance costs of $1,412,846					$ 2,530	(26,618,326)		(26,615,796)
Effect of Merger and recapitalization, net of redemptions and issuance costs of $1,412,846 (in shares)					2,529,730
Common stock issued pursuant to PIPE financing, net of issuance costs of $1,900,000					$ 1,000	8,099,000		8,100,000
Common stock issued pursuant to PIPE financing, net of issuance costs of $14,232 (in shares)					1,000,000
Common stock issued for advisor services					$ 200	4,849,800		4,850,000
Common stock issued for advisor services (in shares)					200,000
Modification of option awards pursuant to Merger						1,014,640		1,014,640
Modification of warrants pursuant to Merger						2,330,572		2,330,572
Stock-based compensation						938,118		938,118
Net (loss) income							(16,007,973)	(16,007,973)
Ending balance at Jun. 30, 2021					$ 48,604	$ 114,190,620	$ (131,676,567)	$ (17,437,343)
Ending balance, shares at Jun. 30, 2021					48,603,585